Revenue - Impact of the Adoption of Topic 606 on the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable	$ 351,612	$ 329,298	$ 329,138
Accrued and other current liabilities	263,017	244,879	241,690
Long-term deferred income tax assets	42,896	40,054	39,353
Retained earnings	$ 1,379,624	1,246,639	1,247,945
Calculated under Previous Standard
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable			329,138
Accrued and other current liabilities			244,114
Long-term deferred income tax assets			39,353
Retained earnings			$ 1,247,945
ASU 2014-09 | Effect of Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable		160
Accrued and other current liabilities		765
Long-term deferred income tax assets		701
Retained earnings		$ (1,306)